--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------

T. ROWE  PRICE

              EQUITY
              INDEX 500
              FUND
              -----------------
              DECEMBER 31, 2000
              -----------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

---------------------
FINANCIAL  HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------


                                          Year
                                          Ended
                                       12/31/00       12/31/99      12/31/98     12/31/97      12/31/96
NET ASSET VALUE

Beginning of period                   $   39.56      $   33.38     $   26.38    $   20.34     $   17.21

Investment activities
   Net investment income (loss)            0.33*          0.34*         0.33*        0.35*         0.38*
   Net realized and
   unrealized gain (loss)                 (3.98)          6.49          7.10         6.28          3.47

   Total from
   investment activities                  (3.65)          6.83          7.43         6.63          3.85

Distributions
   Net investment income                  (0.33)         (0.34)        (0.34)       (0.34)        (0.38)
   Net realized gain                      (0.08)         (0.31)        (0.09)       (0.25)        (0.34)

   Total distributions                    (0.41)         (0.65)        (0.43)       (0.59)        (0.72)

NET ASSET VALUE
End of period                         $   35.50      $   39.56     $   33.38    $   26.38     $   20.34
                                      -----------------------------------------------------------------

Ratios/Supplemental Data

Total return+                             (9.30%)*       20.64%*       28.31%*      32.87%*       22.65%*
Ratio of total expenses to
average net assets                         0.35%*         0.40%*        0.40%*       0.40%*        0.40%*
Ratio of net investment
income (loss) to average
net assets                                 0.85%*         0.98%*        1.17%*       1.49%*        2.05%*
Portfolio turnover rate                     9.1%           5.2%          4.7%         0.7%          1.3%
Net assets, end of period
(in millions)                         $   4,045      $   5,049     $   3,347    $   1,908     $     808


+ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 0.40% voluntary expense limitation in effect through 12/31/99 and a 0.35% voluntary expense limitation in effect through 12/31/02

The accompanying notes are an integral part of these financial statements.

                                       2
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

---------------------
PORTFOLIO INVESTMENTS                                Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS 99.8%

BASIC MATERIALS 3.2%

Chemicals 1.8%
DuPont                                                 358,443      $    17,317
3M                                                     135,664           16,348
Dow Chemical(S)                                        233,207            8,541
Air Products and Chemicals                              78,802            3,231
Rohm & Haas                                             75,328            2,735
PPG Industries(S)                                       57,598            2,668
Union Carbide                                           47,022            2,530
Praxair                                                 56,047            2,487
Avery Dennison                                          38,524            2,114
Ecolab                                                  44,107            1,905
Vulcan Materials                                        35,700            1,709
Sherwin-Williams                                        55,930            1,472
Eastman Chemical                                        26,431            1,289
Goodyear Tire & Rubber(S)                               53,638            1,233
Sigma Aldrich                                           26,605            1,045
Ashland                                                 24,942              895
Engelhard                                               43,776              892
Sealed Air *(S)                                         27,749              846
FMC *                                                   10,454              750
Hercules(S)                                             37,886              722
Great Lakes Chemical(S)                                 18,231              678
                                                                         71,407
                                                                    -----------
Forest Products and Paper 0.8%
Kimberly-Clark                                         183,438           12,967
International Paper                                    165,495            6,754
Weyerhaeuser                                            75,288            3,821
Georgia-Pacific(S)                                      78,090            2,431
Willamette Industries                                   38,255            1,796
Mead                                                    34,517            1,083
Westvaco                                                33,932              990
Temple-Inland                                           16,430              881
Boise Cascade(S)                                        20,231              680
Pactiv *                                                54,881              679

3
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Bemis(S)                                               19,125       $       642
Louisiana Pacific(S)                                   37,125               376
Potlatch                                                9,347               314
                                                                         33,414
                                                                    -----------
Gold 0.1%
Barrick Gold                                          138,583             2,270
Placer Dome                                           110,939             1,068
Newmont Mining                                         56,105               957
Freeport McMoRan Copper Gold (Class B) *               49,777               426
Homestake Mining                                       92,316               387
                                                                          5,108
                                                                    -----------
Mining and Metals 0.5%
Alcoa                                                 297,478             9,966
Alcan Aluminum(S)                                     110,983             3,794
Phelps Dodge                                           26,580             1,483
Nucor                                                  26,301             1,044
Inco *                                                 61,367             1,029
USX-U.S. Steel Group(S)                                30,743               553
Allegheny Technologies                                 29,961               476
Ball(S)                                                 9,515               438
Worthington Industries                                 32,672               263
                                                                         19,046
                                                                    -----------
Total Basic Materials                                                   128,975
                                                                    -----------
BUSINESS SERVICES 0.8%

Advertising 0.2%
Omnicom                                                60,687             5,029
Interpublic Group                                     105,764             4,502
                                                                          9,531
                                                                    -----------
Business Services 0.3%
Paychex                                               127,955             6,226
IMS Health                                            103,433             2,793
Moody's(S)                                             57,041             1,465
Ceridian *                                             48,632               969
Quintiles Transnational *(S)                           38,900               816
                                                                         12,269
                                                                    -----------

4
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands


Environmental Services 0.2%
Waste Management                                        213,802     $     5,933
Allied Waste Industries *                                67,000             976
                                                                          6,909
                                                                    -----------
Industrial Services 0.1%
Robert Half International *(S)                           63,000           1,670
Ryder System                                             21,678             360
                                                                          2,030
                                                                    -----------
Total Business Services                                                  30,739
                                                                    -----------

CONSUMER DISCRETIONARY 4.0%

Entertainment 1.3%
Viacom (Class B) *                                      520,364          24,327
Disney                                                  716,976          20,747
Carnival (Class A)(S)                                   201,058           6,195
                                                                         51,269
                                                                    -----------
Hotels 0.2%
Marriott (Class A)                                       82,557           3,488
Starwood Hotels & Resorts Worldwide                      66,200           2,333
Hilton                                                  127,415           1,338
Harrah's Entertainment *                                 41,104           1,084
                                                                          8,243
                                                                    -----------
Leisure 0.3%
Harley-Davidson(S)                                      105,600           4,198
Eastman Kodak                                           105,179           4,141
Mattel                                                  144,817           2,091
Hasbro                                                   62,116             660
Brunswick                                                29,717             489
                                                                         11,579
                                                                    -----------
Media 1.4%
Time Warner Telecom                                     456,453          23,845
Comcast (Class A Special) *                             310,646          12,960
Clear Channel Communications *                          201,207           9,746
Gannett                                                  90,525           5,709
Tribune                                                 103,827           4,386
Meredith(S)                                              17,986             579
                                                                         57,225
                                                                    -----------

5
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Publishing 0.3%
McGraw-Hill                                              67,262     $     3,943
New York Times (Class A)                                 55,448           2,221
Dow Jones                                                30,128           1,706
Knight-Ridder(S)                                         25,715           1,463
Harcourt General                                         25,192           1,441
R.R. Donnelley *                                         41,377           1,117
Deluxe                                                   24,762             626
American Greetings (Class A)                             24,007             227
                                                                         12,744
                                                                    -----------
Restaurants 0.5%
McDonald's                                              451,129          15,339
Starbucks *                                              64,200           2,843
Tricon Global Restaurants *                              50,447           1,665
Wendys                                                   38,944           1,022
Darden Restaurants                                       40,103             917
                                                                         21,786
                                                                    -----------
Total Consumer Discretionary                                            162,846
                                                                    -----------
CONSUMER NONDURABLES 6.9%
Alcohol 0.4%
Anheuser-Busch                                          316,456          14,399
Brown-Forman (Class B)                                   23,864           1,587
Adolph Coors (Class B)                                   12,774           1,026
                                                                         17,012
                                                                    -----------
Apparel and Textiles 0.3%
Sara Lee                                                286,541           7,038
NIKE (Class B)(S)                                        92,608           5,169
V.F.                                                     39,582           1,434
Liz Claiborne                                            17,694             737
Reebok *                                                 18,887             516
                                                                         14,894
                                                                    -----------
Beverages 1.9%
Coca-Cola(S)                                            853,062          51,984
PepsiCo                                                 496,490          24,607
                                                                         76,591
                                                                    -----------

6
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--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands


Food 1.5%
Unilever(S)                                             196,612     $    12,374
Sysco                                                   229,672           6,890
Heinz                                                   122,210           5,797
Campbell                                                144,659           5,009
ConAgra                                                 183,223           4,764
Quaker Oats                                              44,979           4,380
General Mills                                            97,178           4,331
Wrigley                                                  38,585           3,697
Kellogg                                                 139,099           3,651
Archer-Daniels-Midland                                  216,465           3,247
Hershey Foods                                            46,698           3,006
Coca-Cola Enterprises                                   143,698           2,730
Supervalu                                                46,570             646
                                                                         60,522
                                                                    -----------
Home Products 1.9%
Procter & Gamble                                        448,435          35,174
Gillette                                                362,445          13,094
Colgate-Palmolive                                       196,890          12,709
Avon                                                     81,838           3,918
Clorox                                                   81,008           2,876
Ralston Purina                                          105,572           2,758
Newell Rubbermaid                                        90,779           2,065
Fortune Brands                                           52,936           1,588
Alberto Culver (Class B)(S)                              19,101             818
International Flavors & Fragrances                       32,257             655
Tupperware                                               19,778             404
National Service Industries                              14,514             373
                                                                         76,432
                                                                    -----------
Tobacco 0.9%
Philip Morris                                           764,861          33,654
UST                                                      55,592           1,560
                                                                         35,214
                                                                    -----------
Total Consumer Nondurables                                              280,665
                                                                    -----------

7
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

DURABLE GOODS 1.7%

Construction & Real Property 0.1%

Masco                                                   153,554     $     3,944
Centex                                                   21,028             790
Pulte                                                    13,509             570
Kaufman & Broad                                          14,657             494
                                                                    -----------
                                                                          5,798
                                                                    -----------
Consumer Durables 0.8%

Pharmacia                                               443,428          27,049
Leggett & Platt                                          66,800           1,265
Black & Decker                                           28,490           1,118
Whirlpool                                                22,447           1,071
Maytag                                                   25,876             836
                                                                    -----------
                                                                         31,339
                                                                    -----------
Motor Vehicles & Parts 0.8%

Ford Motor                                              644,702          15,110
GM                                                      193,980           9,881
Delphi Automotive Systems                               192,325           2,164
Johnson Controls                                         29,164           1,517
PACCAR(S)                                                26,806           1,321
Dana(S)                                                  50,449             772
Navistar *                                               21,414             561
Visteon                                                  46,826             538
Cooper Tire                                              25,617             272
                                                                    -----------
                                                                         32,136
                                                                    -----------
Total Durable Goods                                                      69,273
                                                                    -----------
ENERGY 7.3%

Energy Reserves & Production 5.8%

Exxon Mobil                                           1,195,782         103,958
Royal Dutch Petroleum ADR                               737,478          44,664
Enron                                                   259,702          21,588
Chevron                                                 220,734          18,638
Anadarko Petroleum                                       85,537           6,080
Williams Companies                                      151,091           6,034
El Paso Energy                                           79,852           5,719

8
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Phillips Petroleum                                       87,640     $     4,985
Burlington Resources                                     74,061           3,740
Unocal                                                   83,353           3,225
Occidental Petroleum                                    127,095           3,082
Apache                                                   42,931           3,008
Devon Energy                                             43,658           2,662
Kerr-McGee                                               33,576           2,247
Amerada Hess                                             30,274           2,212
EOG Resources(S)                                         39,700           2,171
Tosco                                                    50,000           1,697
                                                                    -----------
                                                                        235,710
                                                                    -----------
Oil Refining 0.7%

Texaco                                                  189,270          11,758
Coastal                                                  73,798           6,517
Conoco (Class B)                                        214,451           6,206
USX-Marathon                                            106,650           2,959
Sunoco                                                   30,095           1,014
                                                                    -----------
                                                                         28,454
                                                                    -----------
Oil Services 0.8%

Schlumberger                                            196,758          15,728
Halliburton                                             152,049           5,512
Baker Hughes                                            113,777           4,729
Nabors Industries *                                      50,800           3,005
Rowan *                                                  31,396             848
McDermott International                                  21,611             232
                                                                    -----------
                                                                         30,054
                                                                    -----------
Total Energy                                                            294,218
                                                                    -----------
FINANCIAL 17.6%

Banks 8.0%

Citigroup                                             1,729,375          88,306
Wells Fargo                                             587,880          32,738
Bank of America                                         559,820          25,682
Chase Manhattan                                         450,548          20,472
Bank One                                                397,775          14,569
Bank of New York                                        254,637          14,053
FleetBoston Financial                                   317,406          11,923

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Fifth Third Bancorp                                     158,848     $     9,496
First Union(S)                                          337,035           9,374
J.P. Morgan                                              55,912           9,253
Mellon Financial                                        167,868           8,257
Firstar                                                 333,397           7,752
U.S. Bancorp                                            259,092           7,562
PNC Financial Services Group                             99,154           7,244
State Street                                             55,475           6,891
SunTrust(S)                                             101,950           6,423
Northern Trust                                           76,034           6,204
National City                                           209,370           6,019
BB&T                                                    135,963           5,073
KeyCorp                                                 150,572           4,216
Wachovia                                                 69,871           4,061
Comerica                                                 53,951           3,203
Synovus Financial                                        97,779           2,634
SouthTrust                                               58,571           2,385
Summit Bancorp                                           59,586           2,275
Old Kent Financial                                       47,795           2,091
Regions Financial                                        76,128           2,084
Charter One Financial                                    70,759           2,043
AmSouth                                                 128,416           1,958
Union Planters                                           45,624           1,631
Huntington Bancshares                                    87,248           1,415
                                                                    -----------
                                                                        327,287
                                                                    -----------
Financial Services 3.2%

Fannie Mae                                              346,587          30,066
American Express                                        457,318          25,124
Freddie Mac                                             238,937          16,457
Marsh & McLennan                                         94,734          11,084
MBNA                                                    293,007          10,823
Household International                                 161,842           8,901
Providian Financial                                      98,316           5,653
Capital One Financial                                    67,689           4,455
USA Education                                            54,671           3,718
Aon                                                      87,369           2,992
Cendant *                                               248,146           2,388

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Countrywide Credit                                       39,025     $     1,961
The CIT Group (Class A)(S)                               90,700           1,825
Equifax                                                  48,890           1,403
H&R Block                                                32,316           1,337
                                                                    -----------
                                                                        128,187
                                                                    -----------
Life & Health Insurance 1.1%

MetLife(S)                                              263,000           9,205
American General                                         86,347           7,037
CIGNA                                                    52,667           6,968
UnitedHealth Group                                      109,484           6,720
AFLAC                                                    91,300           6,591
Lincoln National                                         65,702           3,108
UnumProvident(S)                                         83,637           2,248
Torchmark                                                44,025           1,692
Conseco(S)                                              113,044           1,491
                                                                    -----------
                                                                         45,060
                                                                    -----------
Property & Casualty Insurance 3.1%

American International Group                            800,931          78,942
Allstate                                                251,482          10,955
Hartford Financial Services Group                        77,864           5,499
Chubb                                                    61,660           5,334
St. Paul Companies                                       74,631           4,053
Loews                                                    34,503           3,573
Jefferson Pilot                                          35,156           2,628
Progressive                                              25,045           2,595
MBIA                                                     34,214           2,536
MGIC Investment                                          36,888           2,488
Cincinnati Financial                                     54,935           2,175
AMBAC                                                    36,750           2,143
SAFECO                                                   43,445           1,430
                                                                    -----------
                                                                        124,351
                                                                    -----------
Securities & Asset Management 1.9%

Morgan Stanley Dean Witter                              385,344          30,539
Merrill Lynch                                           278,504          18,990
Charles Schwab(S)                                       475,959          13,505
Lehman Brothers                                          81,732           5,527
Franklin Resources                                       83,478           3,181

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Stilwell Financial                                       76,400     $     3,013
Bear Stearns                                             36,747           1,863
T. Rowe Price Group                                      42,300           1,788
                                                                    -----------
                                                                         78,406
                                                                    -----------
Thrifts 0.3%

Washington Mutual                                       185,179           9,826
Golden West Financial                                    54,354           3,669
                                                                    -----------
                                                                         13,495
                                                                    -----------
Total Financial                                                         716,786
                                                                    -----------
HEALTH CARE 14.1%

Drugs 9.6%

Pfizer                                                2,170,614          99,848
Merck                                                   793,438          74,285
Bristol-Myers Squibb                                    672,776          49,743
Eli Lilly                                               387,801          36,090
American Home Products                                  450,853          28,652
Schering-Plough                                         502,710          28,529
Amgen *                                                 355,186          22,721
Cardinal Health                                          95,886           9,553
Applera-Applied Biosystems Group                         73,384           6,903
Allergan                                                 45,528           4,408
Forest Laboratories *                                    30,250           4,019
McKesson HBOC                                            99,778           3,581
MedImmune *                                              72,700           3,469
ALZA *                                                   81,552           3,466
Biogen *                                                 51,900           3,119
King Pharmaceuticals *                                   58,506           3,024
Chiron *                                                 64,300           2,861
Watson Pharmaceuticals *                                 33,700           1,725
                                                                    -----------
                                                                        385,996
                                                                    -----------
Medical Products 4.0%

Johnson & Johnson                                       478,090          50,229
Tyco International                                      601,814          33,401
Abbott Laboratories                                     532,035          25,770
Medtronic                                               413,058          24,938

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Baxter International                                    101,011     $     8,921
Guidant *                                               105,481           5,689
Stryker(S)                                               67,000           3,390
Becton, Dickinson                                        87,945           3,045
Biomet                                                   61,338           2,438
Boston Scientific *                                     138,363           1,894
St. Jude Medical *                                       28,967           1,780
C. R. Bard                                               16,826             784
Bausch & Lomb                                            17,559             710
                                                                        162,989
                                                                    -----------
Medical Providers & Services 0.5%
HCA-Healthcare                                          189,938           8,359
Tenet Healthcare                                        109,889           4,883
Wellpoint Health Networks *                              21,300           2,455
HealthSouth *                                           133,779           2,182
Humana *                                                 57,615             879
Manor Care *                                             33,357             688
                                                                         19,446
                                                                    -----------
Total Health Care                                                       568,431
                                                                    -----------

INDUSTRIAL 6.7%
Defense and Aerospace 1.2%
Boeing                                                  305,530          20,165
Honeywell International                                 274,406          12,983
Lockheed Martin                                         147,975           5,024
Raytheon (Class B)                                      116,848           3,630
Northrop Grumman                                         24,513           2,034
TRW                                                      43,471           1,684
B.F. Goodrich                                            35,184           1,280
                                                                         46,800
                                                                    -----------
Heavy Electrical Equipment 4.5%
GE                                                    3,408,916         163,415
Emerson Electric                                        146,859          11,574
Rockwell International                                   62,525           2,978
Molex(S)                                                 67,025           2,377
Cooper Industries                                        31,520           1,448

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

American Power Conversion *                              69,200     $       857
Cummins Engine(S)                                        13,869             526
Thomas & Betts                                           20,691             335
                                                                        183,510
                                                                    -----------
Heavy Machinery 0.1%
Deere                                                    80,540           3,690
                                                                          3,690
                                                                    -----------
Industrial Parts 0.9%
United Technologies                                     164,324          12,920
Illinois Tool Works                                     103,883           6,187
Caterpillar                                             118,189           5,592
Ingersoll-Rand                                           54,479           2,281
Textron                                                  48,279           2,245
Parker Hannifin                                          39,251           1,732
Genuine Parts                                            60,662           1,589
ITT Industries                                           30,248           1,172
Stanley Works                                            29,841             931
Pall                                                     43,607             929
Snap-On                                                  20,289             565
Timken                                                   21,367             323
Briggs & Stratton                                         6,707             298
                                                                         36,764
                                                                    -----------
Total Industrial                                                        270,764
                                                                    -----------
MISCELLANEOUS 0.2%

Transocean Sedco Forex(S)                                72,342           3,328
Aetna *                                                  49,468           2,031
Fluor *(S)                                               27,026             893
Total Miscellaneous                                                       6,252
                                                                    -----------

RETAIL 5.9%

Clothing Stores 0.4%
Gap                                                     292,364           7,455
TJX                                                      96,382           2,675
The Limited                                             146,242           2,495
Nordstrom(S)                                             43,734             796
                                                                         13,421
                                                                    -----------

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--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Department Stores 2.7%

Wal-Mart                                              1,536,850     $    81,645
Target                                                  308,116           9,937
Kohl's *                                                114,022           6,955
Sears                                                   114,685           3,985
May Department Stores                                   102,181           3,346
Federated Department Stores *                            68,717           2,405
J.C. Penney                                              92,028           1,001
Kmart *                                                 170,356             905
Dillards                                                 32,643             386
                                                                    -----------
                                                                        110,565
                                                                    -----------
Grocery Stores 0.6%

Safeway *                                               172,115          10,757
Kroger *                                                283,178           7,664
Albertson's                                             144,879           3,839
Winn-Dixie(S)                                            48,900             947
                                                                    -----------
                                                                         23,207
                                                                    -----------
Specialty Retail 2.2%

Home Depot                                              796,625          36,396
Walgreen                                                348,589          14,575
CVS                                                     134,661           8,071
Costco Wholesale *                                      153,844           6,149
Lowe's                                                  131,597           5,856
Radio Shack                                              63,820           2,732
Bed Bath & Beyond *                                      98,100           2,198
Dollar General                                          113,836           2,149
Best Buy *                                               72,000           2,129
Staples *                                               154,353           1,828
Tiffany(S)                                               50,640           1,602
AutoZone *                                               44,625           1,272
Toys "R" Us *(S)                                         71,750           1,197
W. W. Grainger                                           31,929           1,165
Circuit City Stores(S)                                   70,602             812
Office Depot *(S)                                        99,600             710
Consolidated Stores *                                    36,735             390
Longs Drug Stores                                        13,499             326
                                                                    -----------
                                                                         89,557
                                                                    -----------
Total Retail                                                            236,750
                                                                    -----------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

TECHNOLOGY 22.4%

Communications Equipment 2.6%

Nortel Networks(S)                                    1,065,412     $    34,160
QUALCOMM *                                              257,100          21,122
Lucent Technologies                                   1,148,451          15,504
Motorola                                                751,502          15,218
Tellabs *                                               141,242           7,976
Comverse Technology *                                    56,500           6,139
ADC Telecommunications *                                265,400           4,819
Scientific-Atlanta                                       56,522           1,840
                                                                    -----------
                                                                        106,778
                                                                    -----------
Computer Communications Equipment 2.4%

Cisco Systems *                                       2,476,196          94,715
Cabletron Systems *                                      64,552             972
Adaptec *                                                35,200             360
                                                                    -----------
                                                                         96,047
                                                                    -----------
Computer Makers 2.1%

Sun Microsystems *                                    1,107,788          30,845
Hewlett-Packard                                         680,380          21,474
Dell Computer *                                         890,097          15,549
COMPAQ Computer                                         584,797           8,801
Palm *                                                  194,605           5,504
Gateway 2000 *                                          112,892           2,031
Apple Computer *                                        110,730           1,644
                                                                    -----------
                                                                         85,848
                                                                    -----------
Computer Software 5.9%

Microsoft *                                           1,834,654          79,635
Oracle *                                              1,925,664          55,965
IBM                                                     603,364          51,286
VERITAS Software *                                      134,200          11,747
Siebel Systems *                                        147,800           9,990
Adobe Systems                                            82,592           4,806
Computer Associates                                     199,736           3,895
PeopleSoft *                                             98,627           3,661
Intuit *                                                 71,500           2,818
Mercury Interactive *(S)                                 27,900           2,517

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Sabre Holdings *(S)                                      44,150     $     1,904
NCR *                                                    33,500           1,646
Unisys *                                                108,862           1,592
Citrix Systems *                                         64,400           1,451
Parametric Technology *                                  95,888           1,291
BMC Software *                                           85,381           1,195
Compuware *                                             128,570             806
Novell *                                                113,146             589
Autodesk                                                 19,308             519
Sapient *(S)                                             42,000             500
                                                                    -----------
                                                                        237,813
                                                                    -----------
Electronic Equipment 1.8%

Corning                                                 316,096          16,694
JDS Uniphase *                                          330,700          13,765
Agilent Technologies *                                  155,665           8,523
Solectron *(S)                                          218,926           7,422
General Dynamics                                         68,379           5,333
Sanmina *(S)                                             52,100           3,994
Danaher                                                  48,439           3,312
Dover                                                    70,943           2,878
Teradyne *                                               60,600           2,257
Eaton                                                    24,527           1,844
PerkinElmer(S)                                           16,992           1,784
Thermo Electron *                                        55,988           1,666
Tektronix(S)                                             34,078           1,148
Power-One *                                              25,900           1,019
Millipore                                                15,827             997
Andrew *                                                 28,852             628
Crane                                                    21,132             601
                                                                    -----------
                                                                         73,865
                                                                    -----------
Information Services 0.9%

Automatic Data Processing                               217,126          13,747
Electronic Data Systems                                 160,659           9,278
First Data                                              135,798           7,155
Computer Sciences *                                      57,819           3,476
Convergys *                                              53,700           2,433
                                                                    -----------
                                                                         36,089
                                                                    -----------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Internet 0.9%

America Online *                                        803,180     $    27,951
Yahoo! *(S)                                             192,800           5,790
Broadvision *(S)                                         94,061           1,111
                                                                    -----------
                                                                         34,852
                                                                    -----------
Miscellaneous Computer Hardware 1.6%

EMC *                                                   752,480          50,040
Network Appliance *                                     108,300           6,951
Pitney Bowes                                             86,285           2,858
Lexmark International (Class A) *                        44,200           1,959
Symbol Technologies                                      49,550           1,784
Xerox(S)                                                233,199           1,078
Avaya *                                                  98,012           1,011
                                                                    -----------
                                                                         65,681
                                                                    -----------
Semiconductor Capital Equipment 0.3%

Applied Materials *                                     278,938          10,652
Novellus Systems *(S)                                    45,200           1,620
                                                                    -----------
                                                                         12,272
                                                                    -----------
Semiconductors 3.9%

Intel                                                 2,315,332          69,605
Texas Instruments                                       595,084          28,192
Micron Technology *                                     197,464           7,010
Broadcom *(S)                                            80,850           6,794
Applied Micro Circuits *                                 85,352           6,405
Analog Devices *                                        122,700           6,281
Xilinx *                                                113,200           5,243
Linear Technology                                       109,800           5,075
Maxim Integrated Products *                              97,800           4,673
Altera *                                                136,000           3,583
Vitesse Semiconductor *                                  61,800           3,420
QLogic *                                                 31,522           2,434
KLA-Tencor *                                             63,402           2,138
LSI Logic *(S)                                          108,154           1,848
Advanced Micro Devices *                                108,390           1,497
National Semiconductor *                                 60,911           1,226
Conexant Systems *                                       80,200           1,218
                                                                    -----------
                                                                        156,642
                                                                    -----------
Total Technology                                                        905,887
                                                                    -----------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

TELECOMMUNICATIONS 5.4%

Telephones 5.0%

SBC Communications                                    1,164,419     $    55,601
Verizon Communications                                  928,411          46,536
BellSouth                                               642,617          26,307
Qwest Communications International *                    569,610          23,354
AT&T                                                  1,291,198          22,354
WorldCom *                                              990,324          13,926
Sprint (S)                                              304,196           6,179
Global Crossing *                                       304,760           4,362
Centurytel                                               47,850           1,711
                                                                    -----------
                                                                        200,330
                                                                    -----------
Wireless Telecommunications 0.4%

ALLTEL                                                  107,327           6,701
Sprint PCS *                                            320,712           6,555
Nextel Communications *                                 262,026           6,477
                                                                    -----------
                                                                         19,733
                                                                    -----------
Total Telecommunications                                                220,063
                                                                    -----------
TRANSPORTATION 0.7%

Airlines 0.3%

Southwest Airlines                                      172,580           5,787
Delta                                                    42,839           2,150
AMR *                                                    51,297           2,010
USAir *                                                  23,619             958
                                                                    -----------
                                                                         10,905
                                                                    -----------
Railroads 0.3%

Union Pacific                                            85,284           4,328
Burlington Northern Santa Fe                            135,705           3,842
CSX                                                      74,478           1,932
Norfolk Southern                                        133,601           1,779
                                                                    -----------
                                                                         11,881
                                                                    -----------
Trucking, Shipping, Air Freight0.1%

FedEx *                                                  97,886           3,911
                                                                    -----------
                                                                          3,911
                                                                    -----------
Total Transportation                                                     26,697
                                                                    -----------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

UTILITIES 2.9%
Electrical Utilities 2.8%
Duke Energy                                             126,662     $    10,798
AES *                                                   161,202           8,927
Exelon                                                  111,740           7,845
Southern                                                232,522           7,731
Dynegy (Class A)                                        109,760           6,154
Dominion Resources                                       81,926           5,489
American Electric Power(S)                              110,517           5,139
Reliant Energy                                          101,243           4,385
Calpine *                                                97,100           4,376
FPL Group                                                60,536           4,344
TXU(S)                                                   88,861           3,938
Public Service Enterprise(S)                             73,632           3,580
Progress Energy                                          70,516           3,469
XCEL Energy(S)                                          117,682           3,420
Entergy(S)                                               76,361           3,231
Consolidated Edison(S)                                   72,400           2,787
PG&E                                                    132,964           2,659
FirstEnergy                                              77,580           2,449
Constellation Energy Group                               52,045           2,345
PPL                                                      49,409           2,233
Ameren(S)                                                47,652           2,207
CINergy                                                  54,153           1,902
DTE Energy(S)                                            48,488           1,888
Allegheny Energy                                         37,500           1,807
Edison International                                    112,068           1,751
Sempra Energy                                            69,780           1,622
GPU                                                      42,567           1,567
Pinnacle West Capital                                    29,000           1,381
CMS Energy(S)                                            39,300           1,245
Niagara Mohawk *                                         55,033             918
                                                                        111,587
                                                                    -----------
Gas Utilities 0.1%
NiSource                                                 69,075           2,124
KeySpan *(S)                                             45,840           1,942
Kinder Morgan(S)                                         24,250           1,266

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

NICOR                                                    15,455     $       667
Peoples Energy(S)                                        11,923             534
ONEOK                                                    10,775             519
                                                                    -----------
                                                                          7,052
                                                                    -----------
Total Utilities                                                         118,639
                                                                    -----------

Total Common Stocks (Cost $2,833,160)                                 4,036,985
                                                                    -----------

SHORT-TERM INVESTMENTS 0.7%

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.8775% - 6.10%, 3/1/01     $    4,450,000           4,406
                                                                    -----------
                                                                          4,406
                                                                    -----------
Money Market Funds 0.6%
Reserve Investment Fund, 6.69%#                      22,744,955          22,745
                                                                    -----------
                                                                         22,745
                                                                    -----------

Total Short-Term Investments (Cost $27,151)                              27,151
                                                                    -----------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


                                                                                              Value
---------------------------------------------------------------------------------------------------
                                                                                       In thousands

Total Investments in Securities
100.5% of Net Assets (Cost $2,860,311)                                                 $  4,064,136


Futures Contracts
In thousands
                                                         Contract    Unrealized
                                             Expiration    Value     Gain (Loss)
                                             ----------  ---------   -----------
Long, 63 S&P 500 Stock Index contracts,
$1,780,000 par of 6.10% U.S. Treasury Bills
pledged as initial margin                       3/01     $ 21,026    $      190
Net payments (receipts) of variation
margin to date                                                             (622)
                                                                     ----------
Variation margin receivable (payable) on open
futures contracts                                                                              (432)

Other Assets Less Liabilities                                                               (18,854)
                                                                                         ----------

NET ASSETS                                                                               $4,044,850
                                                                                         ----------


#    Seven-day yield
*    Non-income producing
(S)  All or a portion of this security is on loan at December 31, 2000 - See
     Note 2.
ADR  American Depository Receipt
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
Investments in securities, at value (cost $2,860,311)          $      4,064,136
Securities lending collateral                                           130,080
Other assets                                                             86,450
                                                               ----------------
Total assets                                                          4,280,666
                                                               ----------------
Liabilities
Obligation to return securities lending collateral                      130,080
Other liabilities                                                       105,736
                                                               ----------------
Total liabilities                                                       235,816
                                                               ----------------

NET ASSETS                                                     $      4,044,850
                                                               ----------------
Net Assets Consist of:
Accumulated net investment income - net of                     $            214
distributions
Accumulated net realized gain/loss - net of                             (13,866)
distributions
Net unrealized gain (loss)                                            1,204,015
Paid-in-capital applicable to 113,933,824 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                    2,854,487
                                                               ----------------

NET ASSETS                                                     $      4,044,850
                                                               ----------------

NET ASSET VALUE PER SHARE                                      $          35.50
                                                               ----------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

------------------------
STATEMENT OF  OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                            Year
                                                                           Ended
                                                                        12/31/00

Investment Income (Loss)
Income
   Dividend                                                        $     51,968
   Interest                                                               3,147
   Securities lending                                                       313
                                                                   ------------
   Total income                                                          55,428
                                                                   ------------
Expenses
   Shareholder servicing                                                  8,749
   Investment management                                                  6,234
   Prospectus and shareholder reports                                       411
   Custody and accounting                                                   243
   Registration                                                              95
   Legal and audit                                                           35
   Directors                                                                 15
   Miscellaneous                                                            344
                                                                   ------------
   Total expenses                                                        16,126
   Expenses paid indirectly                                                 (12)
                                                                   ------------
   Net expenses                                                          16,114
                                                                   ------------
Net investment income (loss)                                             39,314
                                                                   ------------
Realized and Unrealized Gain (Loss)

Net realized gain (loss)
   Securities                                                           138,458
   Futures                                                               (7,810)
                                                                   ------------
   Net realized gain (loss)                                             130,648
                                                                   ------------
Change in net unrealized gain or loss
   Securities                                                          (609,202)
   Futures                                                               (2,075)
                                                                   ------------
   Change in net unrealized gain or loss                               (611,277)
                                                                   ------------
Net realized and unrealized gain (loss)                                (480,629)
                                                                   ------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   (441,315)
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

24
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                           Year
                                                          Ended
                                                       12/31/00         12/31/99

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                      $     39,314    $    42,265
  Net realized gain (loss)                               130,648         38,883
  Change in net unrealized gain or loss                 (611,277)       734,191
                                                    ---------------------------
  Increase (decrease) in net assets from
  operations                                            (441,315)       815,339
                                                    ---------------------------
Distributions to shareholders
  Net investment income                                  (39,254)       (41,749)
  Net realized gain                                       (9,469)       (37,895)
                                                    ---------------------------
  Decrease in net assets from distributions              (48,723)       (79,644)
                                                    ---------------------------
Capital share transactions *
  Shares sold                                          1,638,056      2,286,358
  Distributions reinvested                                47,595         77,944
  Shares redeemed                                     (2,199,966)    (1,398,640)
  Redemption fees received                                   112            241
                                                    ---------------------------
  Increase (decrease) in net assets from capital
  share transactions                                    (514,203)       965,903
                                                    ---------------------------
Net Assets
Increase (decrease) during period                     (1,004,241)     1,701,598
Beginning of period                                    5,049,091      3,347,493
                                                    ---------------------------

End of period                                       $  4,044,850    $ 5,049,091
                                                    ---------------------------
*Share information
  Shares sold                                             42,426         64,085
  Distributions reinvested                                 1,236          2,133
  Shares redeemed                                        (57,355)       (38,868)
                                                    ---------------------------
  Increase (decrease) in shares outstanding              (13,693)        27,350

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

-------------------------------
NOTES TO  FINANCIAL  STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940. The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on March 30, 1990. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts During the year ended December 31, 2000, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending   The fund lends its securities to approved brokers to earn
additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At December 31, 2000, the value of loaned securities was $112,136,000; aggregate collateral consisted of $130,080,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $411,981,000 and $896,387,000, respectively, for the year ended December 31, 2000.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 2000. The reclassifications relate primarily to redemptions in-kind and a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------

Undistributed net realized gain                                   $(136,708,000)
Paid-in-capital                                                     136,708,000

At December 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled
$2,860,311,000. Net unrealized gain aggregated $1,203,825,000 at period-end, of which $1,485,501,000 related to appreciated investments and $281,676,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group (Price Group). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $524,000 was payable at December 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage, and extraordinary expenses, through December 31, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 0.35%. Thereafter, through December 31, 2004, the fund is required to reimburse the manager for

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.35%. Pursuant to prior agreements, $681,000 of management fees were not accrued by the fund for the year ended December 31, 2000. At December 31, 2000, unaccrued fees in the amount of $1,272,000 remain subject to reimbursement by the fund through December 31, 2001, and $681,000 through December 31, 2002.

In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $8,034,000 for the year ended December 31, 2000, of which $727,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Group, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2000, totaled $2,886,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Equity Index 500 Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Equity Index 500 Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


Baltimore, Maryland
January 19, 2001

30
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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/00
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

 .    $1,220,000 from short-term capital gains,

 .    $8,493,000 from long-term capital gains, subject to the 20% rate gains category.

For corporate shareholders, $31,314,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
--------------------------------------------------------------------------------

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone Tele*Access 1-800-638-2587
By Account Access on the Internet www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132 or visit our Web site at www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square


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T. Rowe Price Investment Services, Inc., Distributor.